[LETTERHEAD OF AFL-CIO HOUSING INVESTMENT TRUST]



February 27, 2003



MEMORANDUM

TO:       Participants, AFL-CIO Housing Investment Trust

FROM:     Mike Arnold, Senior Executive Vice President

SUBJECT:  2002 Annual Report


I am pleased to enclose the 2002 Annual Report of the AFL-CIO Housing Investment Trust. With its net and gross returns of 11.64 percent and 12.04 percent, respectively, the Trust outperformed its benchmark, the Lehman Brothers Aggregate Bond Index, on a net as well as a gross basis for the year ended December 31. During 2002, the Trust committed new financing of $257.5 million for multifamily projects, providing 2,593 units of housing. Its homeownership programs assisted 1,902 union members and municipal employees to obtain mortgage loans totaling $254 million. At year-end, the Trust had more than $3.2 billion in assets under management.

We greatly appreciate your support and participation in the Trust, which helped make 2002 another successful year. Building on the accomplishments achieved last year, we look forward to another productive year in 2003. As we monitor market conditions closely in the period ahead, we will strive to maintain the record of investment security and competitive returns that our participants have come to expect.

If you have any questions or need additional copies of the Annual Report, please do not hesitate to contact me.


MA/spt
opeiu #2, afl-cio

Enclosure

[cover]

                                                        2002 Annual Report
AFL-CIO HOUSING INVESTMENT TRUST

[inside cover]


THE HIT ADVANTAGE

Security

Competitive Returns

Diversification

Housing

Community Development

Jobs


MESSAGE FROM THE AFL-CIO PRESIDENT

[photograph of John J. Sweeney, AFL-CIO President]

All union members can take pride in the accomplishments of the AFL-CIO Housing Investment Trust (HIT) during 2002. Most important, this was another year of outstanding results, with double-digit returns for participating pension plans. The HIT produced these highly competitive returns while also increasing the nation's supply of decent, affordable housing. By investing pension funds in the HIT, union members and their contributing employers are making life better for working families across the country through the housing and jobs they generate. HIT's record demonstrates that these important collateral benefits can be achieved without sacrificing the security and performance that are the HIT's primary goals.

Retirement security became a major national concern in 2002.
A series of spectacular corporate bankruptcies and downsizings dealt a blow to many company pension plans. Losses in stock market values also weakened the holdings of pension plans in all sectors of the economy. The Pension Benefit Guaranty Corporation's insurance program for single-employer pension plans reported a record loss for the year.

Given the concerns raised by losses in pension assets, the performance of the HIT last year - and over the long term - is even more impressive. The union movement, as one of the first and foremost advocates for retirement security, can take particular pride in the high standards consistently set by the AFL-CIO Housing Investment Trust as it seeks to secure the future for workers and retirees.

[signature of John J. Sweeney]

John J. Sweeney

MESSAGE FROM THE CHAIRMAN

[photograph of Richard Ravitch, Chairman, AFL-CIO Housing Investment Trust]

The past year has been a period of strong performance and vigorous investment activity for the AFL-CIO Housing Investment Trust, making it a rewarding year for Trust investors. In the challenging economic climate in 2002, the Trust ranked near the top of the Pensions and Investments Performance Evaluation Report (PIPER) commingled domestic broadmarket fixed-income category and outperformed its industry benchmark on both a net and gross basis. Net assets rose to over $3.2 billion at year-end, and participants provided a record $509.4 million in total new investments.
It is also important to note that annual operating expenses as a percentage of average net assets dropped to 36 basis points, the Trust's lowest expense ratio to date.

Trust investments continue to be an important catalyst for housing production, especially in high cost urban areas. The Trust committed over $257 million in 2002 for multifamily housing projects that will provide nearly 2,600 units of much-needed rental housing. The Trust's homeownership program generated over 1,900 mortgages for working families across America.

We are pleased to present the audited financial statements found in this report. In the current regulatory environment, the Trust has been proactive to ensure compliance with a growing body of regulatory requirements and to maintain its high standards of fiscal management. Recognizing that compliance with regulatory requirements is particularly important to today's investors, the Trust is working diligently to make its financial management a model for the industry.

The strong record achieved in 2002 leaves the Trust well positioned for continued success in the coming year as it works to meet the needs of its investors while also fulfilling its commitment to housing and community development across the country.

[signature of Richard Ravitch]

Richard Ravitch

2002 REPORT TO PARTICIPANTS

2002 HIGHLIGHTS

-    11.64% total net rate of return for the year.

-    12.04% total gross rate of return for the year.

-    Net and gross returns outperformed industry benchmark.

-    $509.4 million in total new investments.

-    Net assets in excess of $3.2 billion.

-    $257.5 million committed for 2,593 units of multifamily housing.

-    Home mortgage loans for 1,902 working families.


ANOTHER YEAR OF STRONG PERFORMANCE


The strong performance of the AFL-CIO Housing Investment Trust (HIT, or the Trust) in 2002 not only produced highly competitive rates of return for participants but also surpassed the industry benchmark, the Lehman
Brothers Aggregate Bond Index, on both a net and gross basis.

For the year ended December 31, 2002, the Trust achieved a total net rate of return of 11.64 percent and a total gross rate of return of 12.04 percent.

While such single-year returns are notable, earning competitive longterm returns for participants remains the Trust's principal focus.

As illustrated in the performance chart below, the Trust's total net returns for the three-year, five-year, and ten-year periods were 10.70 percent, 7.87 percent, and 8.05 percent, respectively. Total gross returns for these same periods were 11.11 percent, 8.28 percent and
8.52 percent, respectively.

At year-end, the Pensions and Investments Performance Evaluation Report (PIPER) ranked the Trust fifth out of fifty-three funds and third out of fifty funds for one-year and five-year gross returns, respectively, in the commingled domestic broadmarket fixed-income category.

Participants held 2,848,002 units of participation at December 31 with a net asset value of $1,152.30 per unit.

[Bar graph indicating total rates of return]

2002 Performance
Total Rates of Return (1)

                                           1 Year  3 Years  5 Years   10 Years
-----------------------------------------------------------------------------
AFL-CIO HOUSING INVESTMENT TRUST (GROSS)(2) 12.04%   11.11%   8.28%   8.52%
AFL-CIO HOUSING INVESTMENT TRUST (NET)(3)   11.64%   10.70%   7.87%   8.05%
LEHMAN BROS. AGGREGATE BOND INDEX (4)       10.25%   10.10%   7.55%   7.51%


Returns for periods exceeding one year are annualized.

(1) The performance data shown here represents past performance and does not mean that the Trust will achieve similar results in the future. The investment return and principal value of an investment in the Trust will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(2) Gross Returns are calculated before the deduction of Trust expenses for the specified periods.
(3) Returns shown reflect the growth of an investment for the specified periods.
(4) The Lehman Brothers Aggregate Bond Index does not reflect the performance of an actual portfolio available for direct investment and thus does not reflect a deduction for the expenses of operating such a portfolio. Investors are not likely to be able to manage an actual portfolio without incurring expenses.


[Line graph showing value growth of $50,000 invested]

VALUE GROWTH OF $50,000 INVESTED
($ in Thousands) (5)

 YEAR                             DOLLAR VALUE
 ----                             ------------
                     AFL-CIO HOUSING       LEHMAN BROTHERS
                     INVESTMENT TRUST    AGGREGATE BOND INDEX
-------------------------------------------------------------------
December 1992        50.0                50.0
December 1993        54.8                54.9
December 1994        53.4                53.3
December 1995        63.8                63.1
December 1996        67.0                65.4
December 1997        74.3                71.7
December 1998        80.4                78.0
December 1999        80.0                77.3
December 2000        89.8                86.3
December 2001        97.2                93.6
December 2002       108.5               103.2

(5) Shows the comparative value growth of $50,000 invested (minimum initial investment) in the Trust and its benchmark (theoretical values) over the course of ten years, assuming the reinvestment of all distributions.


A RECORD YEAR FOR GROWTH

[photograph of James Brady, President and Business Manager, Laborers' District
 Council of Minnesota and North Dakota]

"It's an added benefit when you can actually see the tangible results of your investments."

James Brady, President and Business Manager, Laborers' District
Council of Minnesota and North Dakota

The Minnesota Laborers' Pension Fund was one of HIT's 16 new participants in
2002.

A record level of participant investment, which was greater than any prior year for the Trust, helped boost total net assets to more than $3.2 billion at year-end, marking an increase of 19 percent over this 12-month period. The $509.4 million in total investment attracted in 2002 consisted of $341.7 million in new investment and over $167.7 million in reinvested earnings, a 90 percent dividend reinvestment rate.

The Trust experienced an unusually high redemption level in 2002. The Trust believes this resulted from weakness in the equity markets, which made it necessary for many institutional investors to rebalance their portfolios to prescribed allocation levels. Total redemptions came to $120.3 million, or 4 percent of net assets.

The Trust's 421 participants included 16 new participants who joined the Trust during 2002 and were responsible for $121.5 million of the new investment. This record level of investment was boosted by a major commitment of $135 million from four funds of the New York City Retirement System - New York City Employees- Retirement System; The Teachers' Retirement System for the City of New York; New York City Police Pension Fund, Subchapter Two; and the New York City Fire Department Pension Fund, Subchapter Two. Half of this commitment was invested in 2002 with the balance invested in January 2003.

[line graph of Net Asset Growth]

            NET ASSET GROWTH

  YEAR     DOLLAR VALUE (IN MILLIONS)
  ---------------------------------------
  1993      $  846
  1994         935
  1995       1,167
  1996       1,383
  1997       1,672
  1998       2,023
  1999       2,149
  2000       2,477
  2001       2,751
  2002       3,282

INVESTMENT PORTFOLIO

[photograph of Dennis Rivera, President, Health & Human Services Employees
 Union, 1199/SEIU]

"Our pension plan has traditionally tried to support investments that not only provide competitive returns but also achieve other important goals."

Dennis Rivera, President, Health & Human Services Employees
Union, 1199/SEIU

The New York City-based pension fund for 1199/SEIU members has been an investor in HIT for over 10 years.


During 2002, the Trust's portfolio provided its investors important security and diversification benefits in a year when equity markets continued their decline. The Trust's emphasis on credit quality and the negotiated prepayment restrictions in its multifamily mortgage-backed securities (MBS) and mortgage-backed obligations were critical to its success in outperforming its benchmark, the Lehman Brothers Aggregate Bond Index, by 179 basis points on a gross basis and 139 basis points on a net basis. This enhanced the value of Trust assets in a year of record low interest rates.

Fixed-income securities led the performance of broad market indices in 2002, and bonds outperformed equity markets for the third consecutive year. The decline of interest rates throughout the year benefited the bond market, with the highest credit quality issues generally producing the greatest returns.

The Trust's emphasis on credit quality and its portfolio management strategy of monitoring and controlling interest rate risk contributed to its favorable performance relative to its fixed-income peers. Trust investors continued to benefit from the fact that 98 percent of the Trust's assets were issued, guaranteed or insured by the U.S. government or U.S. government-sponsored entities. To minimize interest rate risk, the Trust managed duration to within plus or minus one-half year of the benchmark.

As a major institutional investor in federally insured and guaranteed multifamily MBS and mortgage-backed obligations, the Trust has developed programs with mortgage bankers around the country to purchase such investments directly from issuers. The advantages to Trust investors can include lower purchase prices, higher yields, and more favorable prepayment protections.

Through ongoing analysis of the portfolio composition, the Trust worked to assess risk and rebalance the portfolio as appropriate in the changing economic environment. The longer-term, longer-duration multifamily securities, coupled with their prepayment restrictions, helped strengthen the Trust's performance as interest rates fell in 2002.

[pie chart of Portfolio Distribution]

PORTFOLIO DISTRIBUTION*

Multifamily Permanent Mortgage-backed Securities                     38.4%
Single family Mortgage-backed Securities                             38.4%
Multifamily Construction Mortgage-backed Securities                  15.2%
Construction & Permanent Mortgages                                    0.2%
State Housing Finance Agency Securities                               1.4%
US Treasury & Government-sponsored Entities Notes                     5.4%
Cash & Short-term Investments                                         1.0%

*Includes funded and unfunded commitment amounts

MULTIFAMILY HOUSING

As one of the nation's largest institutional investors in multifamily MBS and mortgage-backed obligations, the Trust continued to play a prominent role in the production of multifamily housing for working families, retirees and low-income persons. These multifamily investments contributed to the Trust's strong returns in 2002 while also helping communities address urgent housing priorities.

The $257.5 million in multifamily financial commitments issued in 2002 represented one of the highest levels in Trust history. The funds will create new housing or preserve affordability at 15 residential properties in communities across the country, while also stimulating employment and leveraging approximately $100 million in additional investment capital to meet growing housing needs.

The 2,593 multifamily housing units financed in 2002 include 1,360 units of urgently needed affordable housing in New York, Boston, Chicago and other urban areas.

In January 2002, HIT opened an office in New York City to spearhead the AFL-CIO Investment Program's New York City Community Investment Initiative. During the first year of this initiative, the Trust committed financing of $79.9 million for four multifamily projects in New York City. These projects offer over 1,180 units of housing, including 979 units for low- and moderate-income households.

The year's multifamily commitments included eight transactions representing $166.2 million that were financed with FHA mortgage insurance.

The Trust's national relationship with Fannie Mae and its approved lenders provided the opportunity to commit $42.4 million to acquire Fannie Mae mortgage-backed securities for three transactions. Another $21.5 million was committed in 2002 to acquire mortgage securities through Trust initiatives with state housing finance agencies in Illinois and New York.

Among the projects financed or committed in 2002:

VICTORY CENTRE OF CALUMET CITY

A $15 million senior living development near Chicago which is the Trust's first investment through the Illinois Housing Development Authority to be guaranteed by the Ambac Assurance Corporation.

BEDFORD GARDENS AND LOGAN
PLAZA APARTMENTS AND LOWER
EAST SIDE APARTMENTS

$69.8 million in financing to provide for preservation of 928 affordable housing units in Brooklyn and Manhattan.

HUDSON CROSSING APARTMENTS

$10 million in HIT financing for 259 units of mixed-income housing in a new $74 million apartment development in Manhattan.

ROLLINS SQUARE

A $44 million project creating 886 units for mixed-income residents in Boston's South End.

FOREST PARK APARTMENTS

A $28 million redevelopment of a historic St. Louis hotel into prime downtown housing.

PROMOTING HOMEOWNERSHIP

[photograph of Laborers' Local Union 1033 Member Anthony Polite, and family, at their home purchased through HIT HOME in Providence, Rhode Island.]


In 2002, investments in single-family securities were again a part of the Trust portfolio management strategy. These investments also expanded homeownership opportunities for working families. The Trust's two homeownership programs - HIT HOME and the Homeownership Opportunity Initiative - enabled 1,902 union members and municipal employees to obtain mortgage loans totaling $254 million.

HIT HOME, the Trust's homeownership program with Countrywide Home Loans and Fannie Mae, continued to expand in 2002. HIT HOME was introduced in five new cities and three states during the year, and by year-end it was available to working families nationwide. Accelerated activity in 2002 resulted in 1,703 mortgage loans under HIT HOME in the principal amount of $214 million. Through the Trust's New York City Community Investment Initiative, HIT HOME assisted 274 working families in the city's five boroughs to obtain a total of $52.2 million in mortgage financing.

Late in 2002, the Trust significantly expanded HIT HOME with the introduction of a new 100 percent mortgage product that enables eligible homebuyers to purchase a home with no down payment.

THE HOMEOWNERSHIP OPPORTUNITY INITIATIVE, HIT's mortgage program with HomeStreet Bank in the Pacific Northwest and Hawaii, assisted 199 working families obtain mortgages in 2002. HIT purchased over $40 million of Fannie Mae mortgage-backed securities generated by the program during the year.

[graph of Homeownership Activity]

                            HOMEOWNERSHIP ACTIVITY
                               ($ in Millions)

Year        Number of Mortgage Loans         Dollar Volume of Mortgage Loans
----        ------------------------         -------------------------------
2000              104                                 $18
2001              447                                 $54
2002            1,902                                $254

CONTINUING THE HIT ADVANTAGE

[photograph of Patricia Wiegert, Retirement Administrator, Contra Costa County
 Employees' Retirement Association]

"Security and a record of past performance are important considerations in our investment strategy."

Patricia Wiegert, Retirement Administrator, Contra Costa County Employees' Retirement Association

The Contra Costa County (California) Employees' Retirement Association has participated in HIT since 1991.


The Trust will strive to maintain the competitive returns and high degree of security that its investors have come to expect. In the period ahead, the Trust will seek to maintain its favorable performance in relation to its benchmark through a continued emphasis on credit quality. The Trust will remain active in managing risk to mitigate loss while seeking to preserve current income. The structure of the Trust's multifamily financing instruments is designed to help mitigate portfolio and interest rate risk.

Moreover, the Trust's well-established network of relationships in both the multifamily and single family sectors, and the success of its 2002 investment initiatives, provide a foundation for the Trust's investment activities in 2003. As a leader in housing finance, the Trust will seek to continue to produce competitive investment returns while pursuing innovative solutions to national housing needs, creating jobs and helping America's communities to prosper.

[illustration of Hudson Crossing Apartments, New York, New York]
[illustration of Victory Centre, Calument City, Illinois]

FINANCIAL STATEMENTS

December 31, 2002

American Federation of Labor
and Congress of Industrial Organizations Housing Investment Trust

With Report of Independent Public Accountants Thereon

INDEPENDENT AUDITOR'S REPORT

To the Participants and Trustees of the American Federation of Labor and Congress of Industrial Organizations Housing Investment Trust:

We have audited the accompanying statement of assets and liabilities of the American Federation of Labor and Congress of Industrial Organizations Housing Investment Trust (the "Trust"), including the schedule of investments, as of December 31, 2002, and the related statements of operations and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights of the Trust as of and for the year ended December 31, 2001, were audited by other auditors who have ceased operations and whose report dated January 8, 2002, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination, or by confirmation with the custodian of the securities owned as of December 31, 2002. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of December 31, 2002, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Ernst & Young LLP

Philadelphia, PA
January 8, 2003

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002 (Dollars in thousands, unless otherwise noted)


Assets        Investments, at fair value (amortized cost $3,170,114)*        $ 3,379,168

              Cash                                                                17,246

              Accrued interest receivable                                         19,544

              Accounts receivable                                                  2,105

              Prepaid expenses and other assets                                    3,090
-----------------------------------------------------------------------------------------
              Total Assets                                                     3,421,153
-----------------------------------------------------------------------------------------
Liabilities   Accounts payable and accrued expenses                                1,163

              Payables - Investments purchased                                   130,618

              Redemptions payable                                                  3,474

              Refundable deposits                                                    926

              Income distribution payable, net of dividends reinvested of $28,489  3,209
-----------------------------------------------------------------------------------------
              Total Liabilities                                                  139,390
-----------------------------------------------------------------------------------------
              Net Assets Applicable to Participants' Equity
              Certificates of Participation   Authorized Unlimited;
              Outstanding 2,848,002 units                                    $ 3,281,763
----------------------------------------------------------------------------------------
Net Asset Value Per Unit of Participation (in dollars)                       $  1,152.30
----------------------------------------------------------------------------------------
See accompanying notes to financial statements.

STATEMENT OF PARTICIPANTS' EQUITY
December 31, 2002 (Dollars in thousands, unless otherwise noted)

PARTICIPANTS' EQUITY

Participants' equity consisted of the following:
                        Amount invested and reinvested by current participants $3,072,438

                        Accumulated unrealized appreciation in the
                        value of investments                                      209,054

                        Accumulated undistributed investment income-net               271
------------------------------------------------------------------------------------------
                        TOTAL PARTICIPANTS' EQUITY                             $3,281,763
------------------------------------------------------------------------------------------

*The cost for Federal tax purposes approximates book cost.

See accompanying notes to financial statements

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2002 (Dollars in thousands)
------------------------------------------------------------------------------

FHA PERMANENT SECURITIES (11.4% OF NET ASSETS)

                Interest     Maturity           Face      Amortized   Value
                  Rate         Dates           Amount        Cost

------------------------------------------------------------------------------
Single Family:  7.75%      Jul 2021-Aug 2021    $  363    $  363     $  363
                8.00%               Jul 2021       273       273        273
               10.31%               Feb 2016        67        67         67
------------------------------------------------------------------------------
                                                   703       703        703
------------------------------------------------------------------------------
Multifamily:    6.50%               May 2004     4,408     4,408      4,477
                6.66%               Apr 2040     5,915     5,924      6,426
                6.70%               Jun 2042     6,150     6,155      6,760
                6.75%      Nov 2037-May 2040    10,163     9,906     10,996
                6.88%               Apr 2042    30,038    29,629     33,152
                7.00%               Oct 2038     6,193     6,260      6,848
                7.07%               Mar 2040     8,256     8,259      8,877
                7.13%               Feb 2039     8,090     8,065      9,148
                7.17%               Jul 2040     4,857     4,862      5,251
                7.20%               Jun 2038     3,224     3,233      3,658
                7.50%      Sep 2032-Mar 2042     8,369     8,401      9,602
                7.55%      Aug 2012-Jun 2036     9,757     9,765      9,761
                7.63%      Apr 2031-Aug 2038    75,913    75,807     81,141
                7.70%               Nov 2037    12,372    12,301     14,022
                7.75%      Jul 2019-Dec 2038    11,490    11,492     12,245
                7.80%               Oct 2039    21,440    21,446     24,237
                7.85%               Jun 2028     2,567     2,567      2,707
                7.88%      Nov 2036-Jun 2039     9,296     9,305     10,189
                7.93%               Nov 2037     2,945     2,945      3,467
                8.00%      Oct 2031-Jan 2038    12,101    12,036     12,706
                8.13%               Oct 2039     4,793     4,796      5,103
                8.18%               Nov 2036    36,146    35,934     37,592
                8.25%               Dec 2027     3,559     3,566      3,722
                8.27%               Jul 2042     2,572     2,572      3,022
                8.40%               Apr 2012     1,028     1,028      1,035
                8.75%      Jul 2036-Aug 2036    12,095    12,043     13,232
                8.80%               Oct 2032     5,511     5,511      5,553
                8.88%               May 2036     2,455     2,409      2,546
                9.25%*              Nov 2036    19,883    19,888     20,431
                9.50%               Jul 2027       367       371        419
               10.00%               Mar 2031     5,723     5,723      5,777
------------------------------------------------------------------------------
                                               347,676   346,607    374,102
------------------------------------------------------------------------------
Total FHA Permanent Securities                $348,379  $347,310   $347,805
------------------------------------------------------------------------------
*This security is held in a segregated account as collateral for the secured bank line of credit.

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2002 (Dollars in thousands)
------------------------------------------------------------------------------

FHA CONSTRUCTION SECURITIES (0.9% OF NET ASSETS)

                 Interest Rates*        Maturity  Commitment   Face   Amortized  Value
                Permanent Construction    Date**    Amount    Amount     Cost

--------------------------------------------------------------------------------------
Multifamily:    7.05%     7.05%         Mar 2043  $ 5,418    $ 5,418   $ 5,420  $ 6,030
                7.20%     7.20%         Sep 2033    7,150      7,150     7,150    7,976
                7.33%     7.33%         Apr 2042   14,370     13,197    13,200   14,786
---------------------------------------------------------------------------------------
Total FHA Construction Securities                 $26,938    $25,765   $25,770 $28,792
---------------------------------------------------------------------------------------

* Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless HUD requires that such rates be charged earlier.
** Permanent mortgage maturity date.

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2002 (Dollars in thousands)

GINNIE MAE SECURITIES (26.3% OF NET ASSETS)

              Interest  Maturity      Commitment     Face      Amortized Value
                Rates    Dates          Amount      Amount        Cost
-------------------------------------------------------------------------------
Single Family:  5.50%  Jan 2033          $          $ 15,000   $  15,211  $15,384
                6.00%  Jan 2033                       25,000      25,855   26,031
                6.50%  Jul 2028-Jun 2032              65,070      66,544   68,344
                7.00%  Nov 2016-Jan 2030              65,587      66,853   69,764
                7.50%  Apr 2013-Aug 2030              48,747      49,987   52,351
                8.00%  Nov 2009-Dec 2030              30,457      31,239   32,924
                8.50%  Nov 2009-Aug 2027              14,988      15,364   16,473
                9.00%  May 2016-Jun 2025               3,484       3,591    3,815
                9.50%  May 2019-Sep 2030               1,378       1,423    1,504
        10.00%-13.50%  Jul 2014-Jun 2019                  55          55       64
----------------------------------------------------------------------------------
                                                     269,766     276,122  286,654
----------------------------------------------------------------------------------
Multifamily:    5.05%           Nov 2028              54,626    54,899     55,256
                5.14%           Jul 2024               5,000     5,121      5,239
                5.68%           Jul 2027              30,152    31,508     31,777
                5.86%           Oct 2023              10,000    10,781     10,800
                5.88%           Nov 2011              15,000    15,000     16,299
                6.09%           Jun 2021               5,000     5,000      5,481
                6.11%           Nov 2021                 970       970      1,064
                6.34%           Aug 2023               3,464     3,464      3,822
                6.38%           Jan 2025              23,506    23,506     25,898
                6.50%           Dec 2039               3,541     3,541      3,924
                6.56%           Jun 2037              38,985    39,542     43,620
                6.63%           Oct 2033               6,566     6,370      7,001
                6.67%           Sep 2040               8,815     8,821      9,868
                6.69%           Jun 2040               5,562     5,554      6,221
                6.75%  Feb 2041-Aug 2041              23,215    22,835     26,146
                6.78%           May 2041              27,891    27,896     31,410
                7.23%           Jun 2041               8,124     7,866      9,366
                7.38%           Jan 2030              24,976    24,995     28,607
                7.45%           Jun 2042               9,682     9,685     11,253
                7.50%           Apr 2038              51,871    51,368     59,775
                7.57%           Feb 2042               2,557     2,557      2,898
                7.70%           Mar 2042              50,814    50,102     59,571
                7.75%           Jul 2042              30,764    30,165     36,167
                7.80%           Jul 2039              18,953    18,962     21,930
                7.88%           Nov 2036                 887       887        967
                8.15%           Nov 2025               3,659     3,631      4,205
                8.40%           Nov 2041               8,695     8,661      8,869
                8.50%           Mar 2027              26,045    26,052     30,021
                8.75%           Dec 2026               4,195     4,195      4,232
                9.00%           Jun 2030               7,753     7,504      7,825
               12.55%           Jun 2025               5,950     5,913      6,087
---------------------------------------------------------------------------------
                                                     517,218   517,351    575,599
---------------------------------------------------------------------------------
Forward Commitments
---------------------------------------------------------------------------------
                7.50%           Apr 2044   23,300         --        --       932
---------------------------------------------------------------------------------
                                           23,300         --        --       932
---------------------------------------------------------------------------------
Total Ginnie Mae Securities               $23,300   $786,984  $793,473  $863,185
---------------------------------------------------------------------------------

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2002 (Dollars in thousands)

------------------------------------------------------------------------------
Ginnie Mae Construction Securities (9.5% OF NET ASSETS)

                Interest Rates*        Maturity    Commitment   Face  Amortized
             Permanent Construction      Dates**      Amount    Amount  Cost     Value
---------------------------------------------------------------------------------------
Multifamily
              5.79%       8.75%          Aug 2043   $ 7,628    $ 4,049    $4,389  $  4,412
              6.00%       6.00% Dec 2042-Sep 2044    29,587      3,599     3,544     3,920
              6.15%       6.28%          May 2044    18,600      5,340     5,340     6,797
              6.50%       6.50%          Jun 2043    21,099     14,188    14,111    16,392
              6.60%       6.60%          May 2043    17,793      6,570     6,162     8,644
              6.70%       6.70%          Jan 2044    30,528     21,270    21,155    24,799
              6.75%       6.75% Jun 2023-Jun 2043     3,899      3,138     3,024     3,600
              6.93%       7.13%          Mar 2044    33,136     17,909    17,935    21,296
              7.00%       7.00%          Jun 2043    66,552     52,590    52,596    60,875
              7.24%       7.24%          Dec 2042    51,242     40,519    40,522    43,037
              7.25%       7.25%          Jun 2042     4,211      3,987     4,027     4,481
              7.33%       7.33%          Dec 2042    11,893     10,427    10,418    11,980
              7.50%       7.88%          Sep 2042    25,150     24,609    24,616    28,696
              7.75%       7.25%          May 2033    51,779     42,830    42,574    51,339
              N/A ***     6.54%          Dec 2044****13,620    10,079     10,599    10,760
              N/A ***     6.33%          Feb 2005****18,200    10,110     10,406    11,020
------------------------------------------------------------------------------------------
Total Ginnie Mae                                   $404,917  $271,214   $271,418  $312,048
Construction Securities
-------------------------------------------------------------------------------------------

* Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless HUD requires that such rates be charged earlier.

**   Permanent mortgage maturity date.

***  Construction only securities

**** Date the HIT is required to sell securities to bond trustee.

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2002 (Dollars in thousands)

------------------------------------------------------------------------------
FANNIE MAE SECURITIES (40.0% OF NET ASSETS)

            Interest   Maturity           Commitment   Face  Amortized   Value
              Rate      Dates               Amount    Amount    Cost
------------------------------------------------------------------------------
Single Family   5.50%   Jun 2017-Jan 2033           $182,221 $182,564  $186,505
                6.00%   Jan 2006-Dec 2032            241,376  245,183   251,123
                6.50%   Mar 2013-Nov 2032            271,893  277,967   284,256
                7.00%   Nov 2013-Jun 2032             90,019   91,498    94,846
                7.50%   Jul 2004-Sep 2031             29,729   30,064    31,607
                8.00%   Jan 2007-May 2031             11,138   11,356    12,048
                8.50%   Nov 2009-Apr 2031              9,028    9,204     9,896
                9.00%   Jul 2009 May 2025              2,671    2,712     2,939
                9.50%            Aug 2004                131      131       134
-------------------------------------------------------------------------------
                                                     838,206  850,679   873,354
-------------------------------------------------------------------------------
Multifamily     4.88%            Sep 2011             27,464   27,686    29,124
                5.16%            Dec 2011             14,055   14,104    15,056
                5.24%            Dec 2012              2,500    2,512     2,546
                5.35%            Dec 2012              6,060    6,090     6,245
                5.58%            Jan 2033              3,950    4,017     4,072
                5.80%   Dec 2032-Jan 2033             35,701   36,257    37,616
                5.84%            Aug 2010              8,961    9,334     9,745
                5.88%            Nov 2027              3,617    3,710     3,836
                6.02%            Nov 2010              2,735    2,735     3,090
                6.09%            May 2011             12,725   14,107    14,423
                6.15%            Oct 2032              3,894    4,030     4,206
                6.22%            Aug 2032              1,994    2,082     2,162
                6.25%            Dec 2013              2,351    2,426     2,547
                6.27%            Jan 2012              2,231    2,294     2,460
                6.35%   Jun 2020-Aug 2032             22,164   23,398    24,561
                6.50%            Jun 2016              3,531    3,537     3,899
                6.52%            Jul 2008              3,201    3,201     3,622
                6.53%            May 2030             11,920   11,968    13,273
                6.63%            Apr 2019              2,510    2,510     2,823
                6.65%            Aug 2007                674      683       735
                6.80%            Jul 2016              1,145    1,145     1,282
                6.90%            Jun 2007             20,194   20,825    22,404
                6.96%            Aug 2007              9,276    9,575    10,425
                6.97%            Jun 2007                716      716       715
                7.01%            Apr 2031              3,710    3,761     4,203
                7.07%            Feb 2031             18,768   19,279    21,334
                7.16%            Jan 2022              8,606    8,865     9,584
                7.18%            Aug 2016                695      695       793
                7.20%   Apr 2010-Aug 2029             10,424   10,089    11,755
                7.25%   Nov 2011-Jul 2012              9,616    9,616    10,243
                7.27%            Dec 2009             16,269   16,337    17,028
                7.29%            Jul 2003              1,672    1,685     1,682
                7.30%   Aug 2006-May 2010             50,420   52,052    55,954
                7.37%            Jan 2013              1,380    1,407     1,488
                7.38%   Jun 2014-Mar 2015              2,495    2,513     2,840
                7.50%            Dec 2014              2,384    2,393     2,738
                7.71%            Feb 2010              9,720    9,931    10,912
                7.75%   Dec 2012-Dec 2024              4,929    4,930     5,649
                7.88%            Mar 2007              2,750    2,776     2,780
                8.00%   Nov 2019 May 2020              6,591    6,571     6,967
                8.13%   Sep 2012-Aug 2020             10,638   10,611    11,629
                8.38%            Jan 2022              1,054    1,059     1,168
                8.40%            Jul 2023                568      556       672
                8.50%   Sep 2006-Sep 2026              2,137    2,137     2,338
                8.63%            Sep 2028              7,137    7,137     8,537
                9.13%            Sep 2015              3,631    3,615     3,968
                9.25%            Jun 2018              4,890    4,878     5,459
--------------------------------------------------------------------------------
                                                     384,053  391,835   420,588
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2002 (Dollars in thousands)

FANNIE MAE SECURITIES (40.0% of net assets), continued

                 Interest   Maturity          Commitment   Face  Amortized   Value
                   Rate      Date               Amount    Amount    Cost
--------------------------------------------------------------------------------------
Forward Commitments
                    6.35%   Mar 2020           11,750*    10.261     10,261     10,827
                    6.75%   Mar 2010           22,000          -          -        880
                    7.04%   Jul 2014            7,418**    7,418      7,431      8,576
---------------------------------------------------------------------------------------
                                               41,168     17,679     17,692     20,283
---------------------------------------------------------------------------------------
Total Fannie Mae Securities                   $41,168 $1,239,938 $1,260,206 $1,314,225
---------------------------------------------------------------------------------------
*  During construction, the investment is a participation in the construction loan which is secured by a repurchase guaranty from the Bank of America; the permanent financing will be a Fannie Mae MBS for which the Trust has issued its commitment to purchase.

** During construction, the investment is a participation in the construction loan which is secured by a letter of credit from the Federal Home Loan Bank of Des Moines; the permanent financing will be a Fannie Mae MBS for which the Trust has issued its commitment to purchase.

See accompanying notes to financial statements.


SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2002 (Dollars in thousands)

------------------------------------------------------------------------------
FREDDIE MAC SECURITIES (6.7% OF NET ASSETS)

              Interest      Maturity       Face      Amortized
                Rate          Dates       Amount       Cost         Value
------------------------------------------------------------------------------
Single Family  5.50%            Dec 2032  $ 25,000   $ 25,064    $ 25,520
               6.00%   Apr 2005 Aug 2032    80,093     81,081      83,244
               6.50%   Dec 2006 Jul 2032    38,796     38,855      40,762
               7.00%   Jun 2004 Mar 2030    21,410     21,509      22,745
               7.50%   Nov 2003 Apr 2031    21,330     21,356      22,717
               8.00%   May 2008 Feb 2030     9,882      9,990      10,530
               8.25%            Nov 2022        60         60          64
               8.50%   Jun 2010 Jan 2025     7,832      7,939       8,439
               9.00%   Sep 2010-Mar 2025     1,460      1,499       1,589
------------------------------------------------------------------------------
                                           205,863    207,353     215,610
------------------------------------------------------------------------------
Multifamily    8.00%            Feb 2009     5,750      5,756       5,760
------------------------------------------------------------------------------
                                             5,750      5,756       5,760
------------------------------------------------------------------------------
Total Freddie Mac Securities              $211,613   $213,109     $221,370
------------------------------------------------------------------------------

GOVERNMENT-SPONSORED ENTITY NOTES (2.0% OF NET ASSETS)

               Interest        Maturity     Face   Amortized
Issuer           Rate           Date       Amount    Cost          Value
------------------------------------------------------------------------------
Fannie Mae     4.50%           Dec 2005    $ 5,000    $ 5,000     $ 5,063
Freddie Mac    4.67%           Jun 2006      5,000      5,000       5,068
Fannie Mae     5.42%           Apr 2007     10,000     10,000      10,113
Fannie Mae     5.50%           Jul 2012     20,000     20,632      20,938
Fannie Mae     6.00%           May 2008     15,000     16,843      16,992
Freddie Mac    6.01%           Dec 2005      6,000      6,086       6,656
------------------------------------------------------------------------------
Total Government-sponsored Entities Notes  $61,000    $63,561     $64,830
------------------------------------------------------------------------------

UNITED STATES TREASURY NOTES (4.0% OF NET ASSETS)

               Interest        Maturity     Face   Amortized
                 Rate           Date       Amount    Cost          Value
------------------------------------------------------------------------------
               4.38%           Aug 2012    $70,000    $72,186     $73,172
               5.63%           May 2008     25,000     27,678      28,367
               5.75%           Aug 2010     25,000     28,040      28,742
------------------------------------------------------------------------------
Total United States Treasury Notes        $120,000   $127,904    $130,281
------------------------------------------------------------------------------

See accompanying notes to financial statements.




SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2002 (Dollars in thousands)

------------------------------------------------------------------------------
STATE HOUSING FINANCE AGENCY SECURITIES (1.5% OF NET ASSETS)

                          Interest  Maturity       Face      Amortized
Issuer                      Rate      Dates       Amount       Cost       Value
--------------------------------------------------------------------------------
Multifamily

NJ Housing & Mortgage
Finance Agency             7.63%          Oct 2009 $   688     $   688    $   732

Ulster County Industrial
Development Agency         7.70% Jun 2006-Jun 2029  39,053      39,057     41,005

MA Housing Finance
Agency                     8.00%          Jan 2026   4,655       4,648      4,957

NJ Housing & Mortgage
Finance Agency             8.38%          Feb 2007     627         652        675

MA Housing Finance
Agency                     8.63%          Jan 2013     425         431        459

MA Housing Finance
Agency                     9.00%          Jan 2025     928         928        978
----------------------------------------------------------------------------------
Total State Housing Finance Agency Securities      $46,376     $46,404    $48,806
----------------------------------------------------------------------------------

OTHER MULTIFAMILY INVESTMENTS (0.1% OF NET ASSETS)


              Interest Rates*         Maturity  Commitment      Face  Amortized   Value
           Permanent Construction      Dates**   Amount        Amount    Cost
---------------------------------------------------------------------------------------
Multifamily Construction/Permanent Mortgages

               8.13%     N/A          Aug 2005  $ 1,016       $  419  $  413    $   419
               8.63%     N/A          Jun 2025        -        1,362   1,362      1,362
               9.50%     N/A Aug 2012-Apr 2024        -        2,034   2,034      2,034
---------------------------------------------------------------------------------------
                                                  1,016        3,815   3,809      3,815
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
PRIVATELY INSURED CONSTRUCTION/PERMANENT MORTGAGES***
               5.95%    5.95%         Mar 2044    4,400         -          -       (139)
----------------------------------------------------------------------------------------
Total Other Multifamily Investments             $ 5,416     $3,815     $3,809     $3,676
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Total Long-Term Investments                             $3,115,084 $3,152,964 $3,362,018
----------------------------------------------------------------------------------------

*   Construction interest rates are the rates charged to the borrower during the construction phase of the project.  The permanent interest rates are charged to the borrower during the amortization period of the loan.

**  Permanent mortgage maturity date.

*** Loan insured by Ambac Assurance Corporation.

See accompanying notes to financial statements.


SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2002 (Dollars in thousands)

SHORT-TERM INVESTMENTS (0.5% OF NET ASSETS)


                           Maturity    Interest   Face      Amortized
Description                  Date        Rate     Amount       Cost     Value
------------------------------------------------------------------------------
Repurchase Agreements
Amalgamated Bank*        Jan 2003       1.20%     $2,000     $2,000     $2,000
------------------------------------------------------------------------------
                                                   2,000      2,000      2,000
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Commercial Paper
General Electric Capital Jan 2003       1.26%      5,000      4,998      4,998
Clipper Receivable       Jan 2003       1.25%      5,000      5,000      5,000
Windmill Funding         Jan 2003       1.38%      5,055      5,052      5,052
------------------------------------------------------------------------------
                                                  15,055     15,050     15,050
------------------------------------------------------------------------------
Certificate
  of Deposit
Shore Bank Pacific       May 2002       2.01%        100        100        100
------------------------------------------------------------------------------
                                                     100        100        100
------------------------------------------------------------------------------
Total Short-Term Investments                     $17,155    $17,150    $17,150
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Investments                             $3,132,239 $3,170,114 $3,379,168
------------------------------------------------------------------------------

* This instrument was purchased in December 2002. The Trust will receive $2,002,038 upon maturity. The underlying collateral of the repurchase agreement is a Ginnie Mae security with a market value of $2,152,350.

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2002 (Dollars in thousands)

--------------------------------------------------------------------
Investment Income     FHA permanent securities               $30,267
                      FHA construction securities              2,885
                      Ginnie Mae securities (including
                      forward commitments)                    45,988
                      Ginnie Mae construction securities      17,187
                      Fannie Mae securities (including
                      forward commitments)                    58,690
                      Freddie Mac securities                  13,196
                      Government sponsored Entities Notes      5,194
                      United States Treasury Notes             1,234
                      State Housing Finance Agency securities  3,657
                      Other multifamily investments            1,158
                      Short-term investments                   1,313
                      Other Income                             2,250
--------------------------------------------------------------------
                      Total Income                           183,019
--------------------------------------------------------------------
Expenses              Officer salaries and fringe benefits     1,622
                      Other salaries and fringe benefits       5,131
                      Legal fees                                 388
                      Consulting fees                            203
                      Auditing, tax and accounting fees          159
                      Insurance                                  226
                      Marketing and sales promotion (12b-1)      559
                      Investment management                      333
                      Trustee expenses                            40
                      Rental expenses                            647
                      General expenses                         1,544
--------------------------------------------------------------------
                      Total Expenses                          10,852
--------------------------------------------------------------------

Investment Income - Net                                      172,167
--------------------------------------------------------------------
Realized gain on investments                                  14,815
Net change in unrealized appreciation on investments         141,142
--------------------------------------------------------------------
Realized and Unrealized Net Gains on Investments             155,957
--------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations        $328,124
--------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2002 and 2001 (Dollars in thousands)

                                                  2002             2001
--------------------------------------------------------------------------
Increase In Net Assets From Operations

            Investment income   net             $   172,167    $ 166,968
            Realized gain on investments             14,815       12,384
            Net change in unrealized
             appreciation on investments            141,142       22,970
--------------------------------------------------------------------------
            Net increase in net assets
              resulting from operations             328,124      202,322
--------------------------------------------------------------------------
Decrease in Net Assets From Distributions

            Distributions paid to partici-
             pants or reinvested from:
            Investment income-net                  (172,167)     (167,136)
            Net realized gains on investments       (14,815)       (7,875)
--------------------------------------------------------------------------
            Net decrease in net assets
             from distributions                    (186,982)     (175,011)
--------------------------------------------------------------------------
Increase In Net Proceeds from Unit Transactions

            Proceeds from the sale of
             units of participation                 341,676       170,286
            Dividend reinvestment of
              units of participation                167,759       157,440
            Payments for redemption of
              units of participation               (120,296)      (81,037)
--------------------------------------------------------------------------
            Net increase from unit transactions     389,139       246,689
--------------------------------------------------------------------------
            Total increase in net assets            530,281       274,000

            Net assets at beginning of period     2,751,482     2,477,482
--------------------------------------------------------------------------
            Net Assets at End of Period         $3,281,763     $2,751,482
-------------------------------------------------------------------------
Unit Information

            Units sold                             300,736        153,290
            Distributions reinvested               148,388        142,628
            Units redeemed                        (106,106)       (73,445)
-------------------------------------------------------------------------
            Increase in Units Outstanding          343,018        222,473
-------------------------------------------------------------------------

See accompanying notes to financial statements.

  NOTES TO 2002 FINANCIAL STATEMENTS

  NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (the Trust) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940 as a no-load, open-end investment company. The Trust has obtained certain exemptions from the requirements of the Investment Company Act of 1940 that are described in the Trust's prospectus.

  Participation in the Trust is limited to eligible labor organizations and pension, welfare and retirement plans that have beneficiaries who are represented by labor organizations.

  The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

  INVESTMENT VALUATION

  Investments are presented at fair market value. Fair market value determinations are summarized by specific category of investment as follows:

  Long-term investments, including mortgage-backed securities, agency notes, and participation interests in FHA insured construction and permanent mortgage loans are valued using published prices, dealer bids or discounted cash flow models using market-based discount and prepayment rates, developed for each investment category. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury Note) adjusted for an appropriate risk premium.
  The risk premium reflects actual premiums in the marketplace over the yield on U.S. Treasury securities of comparable risk and maturity to the security being valued as adjusted for other market considerations. On investments for which the Trust finances the construction and permanent securities and participation interests, value is determined based upon the total amount of the commitment. For insured construction-only securities and participation interests, the outstanding principal balance of the securities is used to approximate value, assuming no decline in credit quality. Other long-term investments such as agency notes and U.S.
  Treasury debt obligations are valued based on readily available market quotes.

  Short-term investments, consisting of repurchase agreements, certificates of deposit and commercial paper that mature less than sixty days from the balance sheet date, are valued at amortized cost, which approximates value. Short-term investments maturing more than sixty days from the balance sheet date are valued at the last reported sales price on the last business day of the month or the mean between the reported bid and ask price if there was no sale.

  Short-term investments maturing more than sixty days from the balance sheet date for which there are no quoted market prices are valued to reflect current market yields for securities with comparable terms and interest rates.

  USE OF ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

  FEDERAL INCOME TAXES

  The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its participants. Therefore, no federal income tax provision is required.

  DISTRIBUTIONS TO PARTICIPANTS

  At the end of each calendar month, pro rata distribution is made to participants of the net investment income earned during the preceding month.

  Amounts distributable, but not disbursed, as of the balance sheet date are classified as income distribution payable.

  Participants redeeming their investments are paid their pro rata share of undistributed net income accrued through the month-end of redemption.

  The Trust offers an income reinvestment plan that allows current participants automatically to reinvest their income distribution into Trust units of participation. Total reinvestment was 90 percent of distributable income for the year ended December 31, 2002.

  INVESTMENT INCOME

  Interest income is recognized on an accrual basis. Commitment fees, points and other discounts or premiums resulting from the funding or acquisition of Trust investments are accounted for as an adjustment to the cost of the investment and amortized over the estimated life of the investment using the effective interest method. Realized gains and losses from investment transactions are recorded on the trade date using an identified cost basis.

  12b-1 PLAN OF DISTRIBUTION

  The Board of Trustees annually approves a 12b-1 Plan of Distribution to pay for marketing and sales promotion expenses incurred in connection with the offer and sale of units and related service and distribution activities. For the year ended December 31, 2002, the Trust may pay for 12b-1 expenses in an amount up to $600,000 or 0.05 percent of its average monthly net assets on an annualized basis, whichever is greater.

  PAYABLES-INVESTMENTS PURCHASED

  Payables-Investments Purchased represents investments that were purchased prior to December 31, 2002, which settled subsequent to December 31, 2002.

  NOTE 2. INVESTMENT RISKS

  Interest Rate Risk

  As with any fixed-income investment, the market value of the Trust's investments will fall below the principal amount of those investments at times when market interest rates rise above the interest rates of the investments. Rising interest rates may also reduce prepayment rates, causing the average life of the Trust's investments to increase. This could in turn further reduce the value of the Trust's portfolio.

  Prepayment and Extension Risk

  The Trust invests in certain fixed income securities whose value is derived from an underlying pool of mortgage loans. Generally, the market value of the Trust's investments will rise at times when market interest rates fall below the interest rates on the investments. However, at such times, some borrowers may prepay the mortgage loans backing the Trust's securities more quickly than might otherwise be the case. In such event, the Trust may be required to reinvest the proceeds of such prepayments in other investments bearing lower interest rates. The majority of the Trust's securities backed by loans for multifamily projects include restrictions on prepayments for specified periods to mitigate this risk.

  When market interest rates rise above the interest rates of the Trust's investments, the prepayment rate of the mortgage loans backing the Trust's securities may decrease, causing the average maturity of th Trust's investments to lengthen. This may increase the Trust's portfolio's sensitivity to rising rates and its potential for price declines.

  NOTE 3. TRANSACTIONS WITH AFFILIATES

  During the year ended December 31, 2002, certain employees of the Trust also served as officers of the AFL-CIO Investment Trust Corporation
  (ITC). During the year ended, the Trust provided certain personnel to the AFL-CIO Investment Trust Corporation (formerly known as the Building Investment Trust Corporation), a D.C. non-profit corporation, on a cost-reimbursed basis. The total cost for such personnel and related expenses for the year ended December 31, 2002, amounted to approximately $1.6 million. During the year ended, the Trust was reimbursed for approximately $2.7 million of current and prior year costs. As of December 31, 2002, approximately $259,000 is included within the accounts receivable in the accompanying financial statements for amounts outstanding.

  NOTE 4. COMMITMENTS

  Certain assets of the Trust are invested in short-term investments until they are required to fund purchase commitments for long-term investments. As of December 31, 2002, the Trust had outstanding unfunded purchase commitments of approximately $190.6 million. The Trust maintains a reserve, in the form of securities, of no less than the total of the outstanding unfunded purchase commitments, less short-term investments. As of December 31, 2002, the value of the publicly traded mortgage-backed securities maintained for the reserve in a segregated account was approximately $2.4 billion.

  The commitment amounts disclosed on the Schedule of Portfolio
  Investments represent the original commitment amount, which includes both funded and unfunded commitments.

  NOTE 5. INVESTMENT TRANSACTIONS

  A summary of investment transactions (excluding short-term investments and U.S. Treasury Notes) for the separate instruments included in the Trust's investment portfolio, at amortized cost, for the twelve months ended December 31, 2002, follows (dollars in thousands):

                                                                                                 State    Other
                                                                                       Government Housing Multi-
                FHA           FHA       Ginnie     Ginnie Mae    Fannie     Freddie    sponsored Finance  Family
             Permanent   Construction       Mae     Construction      Mae         Mac   Entities Agency  Invest-
            Securities    Securities   Securities*   Securities  Securities* Securities  Notes Securities ments
----------------------------------------------------------------------------------------------------------------
  Balance,
  January 1, 2002 $403,451    $ 57,510     $561,603     $254,592     $823,640   $263,092 $140,234 $47,371 $3,991

  Purchases and
  insured const-
  ruction securities
  advances, net of
  discounts          39,202     18,646      371,003      239,383    1,116,230    146,112 293,000     456  26,573

  Change in
  discounts and
  (premiums)          (217)        45         1,925        2,141       10,902        543 (2,673)    (19)     11

  Transfers           (372)   (50,286)      243,830     (193,172)          --         --      --      --     --

  Principal
  reductions/
  sales             (94,754)     (145)     (384,888)     (31,526)    (690,566) (196,638)(367,000) (1,404) (26,766)

------------------------------------------------------------------------------------------------------------------
  Balance,
  December 31,
  2002             $347,310   $25,770      $793,473     $271,418   $1,260,206   $213,109 $ 63,561 $46,404 $ 3,809

----------------------------------------------------------------------------------------------------------------
  *Including forward commitments.



  NOTE 6. FEDERAL TAXES

  The tax character of distributions paid during 2002 and 2001 was as follows (dollars in thousands):

                                                        2002        2001
  ---------------------------------------------------------------------------
  Ordinary investment income - net                 $ 178,863    $ 167,136
  Long-term capital gains on investments               8,119        7,875
  ---------------------------------------------------------------------------
  Total net distributions paid to participants
    or reinvested                                  $ 186,982    $ 175,011
  ---------------------------------------------------------------------------

  As of December 31, 2002, the components of accumulated earnings on a tax basis were as follows (dollars in thousands):
  ---------------------------------------------------------------------------
  Undistributed ordinary income                    $      29
  Unrealized appreciation                            209,054
  Other temporary differences                            242
  ---------------------------------------------------------------------------
  Total accumulated earnings                       $ 209,325
  ---------------------------------------------------------------------------

  NOTE 7. RETIREMENT AND DEFERRED COMPENSATION PLANS

  The Trust participates in the AFL-CIO Staff Retirement Plan, which is a multiple employer-defined benefit pension plan, covering substantially all employees. This plan was funded by employer contributions, at rates approximating 11.7 percent of employees' salaries for the year ended December 31, 2002. The total Trust pension expense for the year ended December 31, 2002 was approximately $624,000.

  The Trust also participates in a deferred compensation plan, referred to as a 401(k) plan, covering substantially all employees. This plan permits an employee to defer the lesser of 100 percent of their total compensation or the applicable IRS limit. The Trust matches dollar for dollar the first $2,500 of employee contributions. The Trust's
  401(k) contribution for the year ended December 31, 2002 was approximately $129,000.

  NOTE 8. BANK SECURITIES

  The Trust has a secured $12.5 million bank line of credit. A segregated account of Trust-owned securities serves as collateral for the line of credit. As of December 31, 2002, the value of the collateral in the account is approximately $20.4 million. In addition, the Trust has a $12.5 million uncommitted and unsecured line of credit facility. Borrowings under these agreements bear interest at LIBOR plus one-half percent. Both lines of credit mature on May 31, 2003. The Trust had no outstanding balance on either of these facilities during the year. No compensating balances are required.



  FINANCIAL HIGHLIGHTS

  Selected Per Share Data and Ratios for the Years Ended
  December 31, 2002, 2001, 2000, 1999 and 1998

                                                        2002       2001       2000       1999        1998
-------------------------------------------------------------------------------------------------------------
  Per Share Data    Net asset value, beginning of period $ 1,098.40 $ 1,085.42 $ 1,035.72 $1,114.08 $ 1,104.30

                    Income from investment operations:

                    Net Investment Income                     65.19      70.86      72.83     71.65      77.48

                    Net realized and unrealized gains
                      (losses) on investments                 59.15      16.24      49.70    (77.96)     11.15

--------------------------------------------------------------------------------------------------------------
                   TOTAL INCOME FROM INVESTMENT OPERATIONS   124.34      87.10     122.53     (6.31)     88.63

--------------------------------------------------------------------------------------------------------------
                    Less Distributions from:

                    Distribution from investment
                      income   net                           (65.19)    (70.93)    (72.83)   (71.74)    (77.55)
                    Distribution from realized gains
                      on investments                          (5.25)     (3.19)       --      (0.31)     (1.30)

--------------------------------------------------------------------------------------------------------------
                   TOTAL DISTRIBUTIONS                       (70.44)    (74.12)    (72.83)   (72.05)    (78.85)

--------------------------------------------------------------------------------------------------------------
                   NET ASSET VALUE, END OF PERIOD        $  1,152.30  1,098.40   1,085.42  1,035.72   1,114.08

--------------------------------------------------------------------------------------------------------------
  Ratios
                    Ratio of expenses to average net assets    0.36%      0.37%      0.38%     0.39%      0.39%
                    Ratio of net investment income to
                      average net assets                       5.8%        6.4%       6.9%     6.7%       6.8%
                    Portfolio turnover rate                   64.3%       40.9%      25.9%     31.7%      39.5%

--------------------------------------------------------------------------------------------------------------
  Number of Outstanding Units at End of Period           2,848,002   2,504,984   2,282,511 2,075,197  1,816,185

---------------------------------------------------------------------------------------------------------------
  Net Assets, End of Period
  (in thousands)                                        $3,281,763  $2,751,482  $2,477,482 $2,149,327 $2,023,371

---------------------------------------------------------------------------------------------------------------
  Total Return*                                              11.64%       8.21%     12.31%    (0.57%)     8.28%

--------------------------------------------------------------------------------------------------------------
  *Net of fund expenses

  See accompanying notes to financial statement

  TRUSTEES

  Overall responsibility for the management of the AFL-CIO Housing Investment Trust, the establishment of policies and the overseeing of activities is vested in its Board of Trustees. The list below provides the following information for each of the trustees: name, age, address, term of office, length of time served, principal occupations during the past five years and other directorships held.* The Trust's Statement of Additional Information includes additional information about the trustees and is available, without charge, upon request, by placing a collect call directed to Stephanie Turman at (202) 331-8055.

  Richard Ravitch**, age 69; 610 5th Avenue, Ste. 420, New York, NY 10020; Chairman of the Board; term commenced 1991, expires 2003; Principal, Ravitch, Rice and Co. LLC; Director, Parsons Brinckerhoff Inc; formerly President and Chief Executive Officer, Player Relations Committee of Major League Baseball; formerly, Chairman, Aquarius Management Corporation (limited profit housing project management).

  John J. Sweeney**, age 68; 815 16th Street, Washington, DC 20006; Union Trustee; term commenced 1981, expires 2004; President, AFL-CIO.

  Richard L. Trumka, age 53; 815 16th Street, Washington, DC 2006; Union Trustee; term commenced 1995, expires 2005; Secretary-Treasurer, AFL-CIO.

  Linda Chavez-Thompson, age 58; 815 16th Street, Washington, DC 20006; Union Trustee; term commenced 1996, expires 2005; Executive Vice President, AFL-CIO.

  Alfred J. Fleischer, age 87; 5725 Manchester, St. Louis, MO 63110; Management Trustee; term commenced 1991, expires 2003; Chairman, Fleischer-Seeger Construction Corporation; formerly Director, National Corporation for Housing Partnerships of Washington, DC.

  John J. Flynn, age 68; 1776 Eye Street, NW, Washington, DC 20006; Union Trustee; term commenced 2000, expires 2003; President, International Union of Bricklayers and Allied Craftworkers (BAC); formerly BAC Secretary-Treasurer.

  Frank Hanley, age 72; 1125 17th Street, NW, Washington, DC 20036; Union Trustee; term commenced 1990, expires 2005; General President,
  International Union of Operating Engineers.

  Frank Hurt, age 64; 10401 Connecticut Avenue, Kensington, MD 20895; Union Trustee; term commenced 1993, expires 2004; President, Bakery, Confectionery & Tobacco Workers and Grain Millers International Union.

  George Latimer, age 67; 1600 Grand Avenue, St. Paul, MN 55105; Management Trustee; term commenced 1996, expires 2005; Chief Executive Officer of the National Equity Fund (a tax credit investment company); Distinguished Visiting Professor of Urban Land Studies at Macalester College; Director, Visionics Corporation; formerly Director, Special Actions Office, Department of Housing and Urban Development.

  Martin J. Maddaloni, age 63; 901 Massachusetts Avenue, NW, Washington, DC 20001; Union Trustee; term commenced 1998, expires 2003; President, United Association of Journeymen and Apprentices of the Plumbing and Pipefitting Industry of the United States and Canada.

  Michael E. Monroe, age 52; Union Trustee; term commenced 1998, expires 2004; formerly General President, International Union of Painters and Allied Trades of the United States and Canada (IUPAT); General Vice President, IUPAT.

  TRUSTEES
  (continued)

  Jeremiah O'Connor, age 68; 1125 15th Street, NW, Washington, DC 20005; Union Trustee; term commenced 2001, expires 2003; Secretary-Treasurer, International Brotherhood of Electrical Workers (IBEW); formerly International Vice President, 6th District, IBEW.

  Terence M. O'Sullivan, age 47; 905 16th Street, NW, Washington, DC 20006; Union Trustee; term commenced 2000, expires 2004; General President, Laborers' International Union of North America (LIUNA); formerly Vice President, Mid-Atlantic Regional Manager and Assistant to the General President, LIUNA.

  Marlyn J. Spear, age 49; 500 Elm Grove Road, Elm Grove, WI 53122; Management Trustee; term commenced 1995, expires 2003; Chief Investment Officer, Milwaukee and Vicinity Building Trades United Pension Trust Fund; formerly Investment Coordinator, Milwaukee and Vicinity Building Trades.

  Tony Stanley**, age 69; 25250 Rockside Road, Cleveland, OH 44146; Management Trustee; term commenced 1983, expires 2004; Executive Vice President and Director, TransCon Builders, Inc.

  Andrew Stern, age 52; 1313 L Street, NW, Washington, DC 20005; Union Trustee; term commenced 1998, expires 2005; President, Service Employees International Union, AFL-CIO.

  Edward C. Sullivan, age 59; 815 16th Street, NW, Suite 600, Washington, DC 20006; Union Trustee; term commenced 2000, expires 2003; President, Building and Construction Trades Department, AFL-CIO; formerly General President, International Union of Elevator Constructors.

  Patricia Wiegert, age 56; 1355 Willow Way, Suite 221, Concord, CA 94520; Management Trustee; term commenced 1995, expires 2004; Retirement Administrator, Contra Costa County Employees' Retirement Association.

  * Only directorships in a corporation or trust having securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended, or subject to the requirements of Section 15(d) of such Act or a company registered as an investment company under the Investment Company Act of 1940, as amended, are listed.

  ** Executive Committee member.

  EXECUTIVE OFFICERS

  All officers of the Trust are located at 1717 K Street, NW, Suite 707,Washington, DC 20036 and were elected to a one-year term that began on January 1, 2003 and expires on December 31, 2003, or until their respective successors are appointed and qualify. *

  Stephen Coyle, age 57; Chief Executive Officer since 1992; AFL-CIO Housing Investment Trust.

  Michael M. Arnold, age 63; Senior Executive Vice President-Marketing, Investor and Labor Relations, AFL-CIO Housing Investment Trust since 2001; formerly Executive Vice President-Marketing, Investor and Labor Relations; Director of Investor Relations, AFL-CIO Housing Investment Trust.

  Helen R. Kanovsky, age 51; Chief Operating Officer, AFL-CIO Housing Investment Trust; Chief Operating Officer, AFL-CIO Investment Trust Corporation since 2001; formerly Executive Vice President-Finance and Administration, AFL-CIO Housing Investment Trust; Chief of Staff for U.S. Senator John F. Kerry; General Counsel, AFL-CIO Housing Investment Trust.

  Erica Khatchadourian, age 35; Executive Vice President-Finance and Administration, AFL-CIO Housing Investment Trust since 2001; formerly Controller, Chief of Staff and Director of Operations, AFL-CIO Housing Investment Trust.

  Patton H. Roark, Jr., CFA, age 36; Executive Vice
  President-Investment/Senior Portfolio Manager since 2001; Portfolio Manager since 1993, AFL-CIO Housing Investment Trust.

  Walter Kamiat, age 48; General Counsel, AFL-CIO Housing Investment Trust since 2001; formerly General Counsel, AFL-CIO Investment Trust
  Corporation; Senior Counsel and Special Assistant to the CEO, AFL-CIO Housing Investment Trust.

  Stephanie Wiggins, age 37; Chief Investment Officer-Multifamily Finance, AFL-CIO Housing Investment Trust since 2001; formerly Director,
  Prudential Mortgage Capital Company; Vice President/Multifamily
  Transaction Manager, WMF Capital Corporation.

  Carol Nixon, age 40; Chief Investment Officer-Single Family Finance, AFL-CIO Housing Investment Trust since 2002; formerly Director of Public Finance, AFL-CIO Housing Investment Trust; Vice President, Community Development Division, Bank of America.

  * No officer of the Trust serves as a trustee or director in any corporation or trust having securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended, or subject to the requirements of Section 15(d) of such Act, or any company registered as an investment company under the Investment Company Act of 1940, as amended.

  AFL-CIO HOUSING INVESTMENT TRUST

  COUNSEL OF RECORD

  Swidler Berlin Shereff Friedman LLP
  Washington, DC

  INDEPENDENT PUBLIC ACCOUNTANT

  Ernst & Young LLP
  Philadelphia, PA

  INVESTMENT ADVISER (CASH MANAGEMENT)

  Wellington Management Company LLP
  Boston, MA

  CUSTODIAN BANK

  Deutsche Bank
  New York, NY

  NATIONAL OFFICE

  1717 K Street, NW, Suite 707
  Washington, DC 20036
  (202) 331-8055

  NEW YORK OFFICE

  31 W. 15th Street, Suite 203
  New York, NY 10011
  (212) 414-8500

  WESTERN REGIONAL OFFICE

  235 Montgomery Street, Suite 935
  San Francisco, CA 94104
  (415) 433-3044


  The AFL-CIO Housing Investment Trust is a fixed-income investment program providing financing for multifamily and single family housing development and has 37 years experience in the pension investment industry.

  The Trust seeks to meet the retirement security needs of America's working men and women by seeking a competitive rate of return and protecting investors' capital. It also works to increase the supply and availability of decent, affordable housing for working families, generate union jobs, and strengthen communities across the United States.


  AFL-CIO HOUSING INVESTMENT TRUST
  1717 K Street, NW, Suite 707
  Washington, DC 20036
  202.331.8055
  www.aflcio-hit.com